Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Total stock-based compensation	$ 145,000	$ 123,000	$ 457,000	$ 310,000	$ 492,000	$ 625,000	$ 437,000
Cost of sales
Stock-Based Compensation
Total stock-based compensation	12,000	12,000	41,000	33,000	46,000	12,000
Research and development
Stock-Based Compensation
Total stock-based compensation	42,000	28,000	108,000	72,000	153,000	520,000	390,000
Sales, general and administrative
Stock-Based Compensation
Total stock-based compensation	$ 91,000	$ 83,000	$ 308,000	$ 205,000	$ 293,000	$ 93,000	$ 47,000